Subsidiary (Details Textual) - USD ($)		12 Months Ended
	Jan. 13, 2017	Dec. 31, 2018	Jun. 30, 2018	Oct. 31, 2017	Jan. 11, 2017
Subsidiary (Textual)
Cash proceeds	$ 2,000,000
Percentage of ordinary shares acquired			4.10%	27.00%
Ordinary shares issued	564,625		140,845
Cash consideration paid	$ 167
Fair value of ordinary shares issued price per share					$ 3.19
ADS [Member]
Subsidiary (Textual)
Ordinary shares issued				658,484
TyrNovo [Member]
Subsidiary (Textual)
Cash proceeds	$ 2,000,000
Percentage of ordinary shares acquired	65.00%
Ordinary shares issued	9,570
Loans	$ 101,000
GHP [Member]
Subsidiary (Textual)
Cash proceeds		$ 76,000
Ordinary shares issued	564,625
Cash consideration paid		$ 91,000